Deferred Tax and Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Tax and Income Tax [Abstract]
Schedule of Roll Forward of Net Deferred Tax	The roll forward of net deferred tax as of June 30, 2024 and 2023 is as follows:
	2024	2023
Balance at beginning of year	$1,071,807	$-
Incorporated through the business combination	-	1,297,436
Credited to profit & loss	(1,046,985)	(234,542)
Charged to Other Comprehensive Income	47,274	8,913
Balance at year end	$72,096	$1,071,807

Schedule of Principal Statutory Taxes Rates in the Countries	Principal statutory taxes rates in the countries where the Group operates for all the years presented are:
Tax Jurisdiction	2024	2023	2022
Argentina	25% - 35%	25%-35%	-
Luxembourg	15% - 17%	15% - 17%	-
United Kingdom	19%	19%	19%

Schedule of Income Tax for Other Jurisdictions	Income tax for other jurisdictions is calculated based on the substantially enacted nominal tax rates prevailing in the respective jurisdictions.
	As of June 30, 2024	As of June 30, 2023	As of June 30, 2022
Loss before tax	$(8,359,245)	$(52,023,422)	$(4,526,905)
Corporate tax rate	15%	15%	19%
Income tax (benefit)/expense	1,253,887	7,803,513	860,112
Effect of difference tax rates subsidiaries operating in other jurisdictions	324,182	428,506	-
Tax losses (i)	(1,921,890)	(1,631,947)	(860,112)
Non-deductible expenses - listing cost	-	(6,405,759)	-
Net gain on inflation effect on monetary items	738,674	52,914	-
Income tax inflation adjustment	524,342	(35,826)	-
Others	127,790	23,141	-
Tax benefit for the year	$1,046,985	$234,542	$-
(i)	Deferred tax assets have not been recognized, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom

Schedule of Net Deferred Tax Liabilities	Net deferred tax liabilities are comprised of the following amounts:
	As of June 30, 2024	As of June 30, 2023
Deferred tax asset
Tax loss carry-forward	777,515	292,267
Other tax receivables	6,892	-
Total other receivables	$784,407	$292,267

Deferred tax liability
Customer relationship	845,069	1,346,374
Fixed assets	11,434	-
Other tax liabilities	-	17,700
Total deferred tax liability	$856,503	$1,364,074
Net deferred tax liability	$72,096	$1,071,807

Schedule of Accumulated Tax Loss Carryforwards	The following table shows the expiration date of the recognized accumulated tax loss carryforwards pursuant to statutes of limitations:
Fiscal year	Tax-loss carry forward	Deferred tax asset	Expiration date	Tax jurisdiction
2022	3,086	771	2027	Argentina
2023	1,806,586	451,646	2028	Argentina
2024	1,300,390	325,098	2029	Argentina
Total	$3,110,061	$777,515

Schedule of Future Taxable Profit	Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom:
	2024		2023
Tax losses per country	Gross amount	Tax effect	Gross amount	Tax effect
United Kingdom (1)	15,405,401	2,927,026	11,536,344	2,191,905
Luxembourg (2)	46,434,435	6,965,165	42,751,716	6,412,757
Argentina	2,791,314	697,829	253,868	63,468
Total	64,631,150	10,590,020	54,541,928	8,668,130
(1)	In the UK losses may be carried forwards indefinitely. The use of carried forwards losses is restricted to 50% of profits above a groupwide GBP 5 million allowances per year.
(2)	In Luxembourg losses may be carried forward for 17 years.